SCHEDULE OF KEY FINANCIAL PERFORMANCE OF SEGMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Revenue	$ 25,549	¥ 3,683,421	¥ 3,589,306	¥ 3,051,938
Inter segment elimination	(1,002)	(144,499)	(128,071)	(40,300)
Total revenue	24,547	3,538,922	3,461,235	3,011,638
Segment profit (loss)	3,958	570,656	641,855	453,338
Unallocated corporate expenses	(4,472)	(644,707)	(493,621)	(390,127)
Finance income	1	180
Finance costs	(152)	(21,965)	(21,607)	(21,140)
Share of income of investments in an associate	97	13,963	(1,061)
Gain on disposal of a subsidiary			94,000
Other income	1,265	182,391	16,448	25,663
Other expense		(51,293)	(4,412)	(16,513)
Income before income tax expense	341	49,225	231,602	51,221
Depreciation of property and equipment	431	62,121	60,270	48,776
Unallocated depreciation of property and equipment	53	7,632	6,340	7,402
Investments in an associate			2,939
Capital expenditures	320	46,077	98,489	92,799
Other expense	$ (356)	(51,293)	(4,412)	(16,513)
Consultancy and management [member]
IfrsStatementLineItems [Line Items]
Revenue		2,553,139	2,170,765	2,013,747
Inter segment elimination		(72,837)
Total revenue		2,480,302	2,170,765	2,013,747
Segment profit (loss)		591,537	558,696	503,697
Unallocated corporate expenses
Finance income
Finance costs
Share of income of investments in an associate
Gain on disposal of a subsidiary
Other income
Other expense
Income before income tax expense
Depreciation of property and equipment		47,302
Unallocated depreciation of property and equipment
Investments in an associate
Capital expenditures
Events curation [member]
IfrsStatementLineItems [Line Items]
Revenue		968,082	1,020,338	633,399
Inter segment elimination		(69,286)	(125,695)	(38,956)
Total revenue		898,796	894,643	594,443
Segment profit (loss)		(14,643)	54,890	(59,811)
Unallocated corporate expenses
Finance income
Finance costs
Share of income of investments in an associate
Gain on disposal of a subsidiary
Other income
Other expense
Income before income tax expense
Depreciation of property and equipment		7,227	4,395	2,092
Unallocated depreciation of property and equipment
Investments in an associate			2,939
Capital expenditures
Sub-leasing [member]
IfrsStatementLineItems [Line Items]
Revenue		69,722	285,495	291,136
Inter segment elimination		(2,376)	(2,376)	(1,188)
Total revenue		67,346	283,119	289,948
Segment profit (loss)		23,665	94,050	95,134
Unallocated corporate expenses
Finance income
Finance costs
Share of income of investments in an associate
Gain on disposal of a subsidiary
Other income
Other expense
Income before income tax expense
Depreciation of property and equipment		246	47,063	37,118
Unallocated depreciation of property and equipment
Investments in an associate
Capital expenditures
Restaurant operation [member]
IfrsStatementLineItems [Line Items]
Revenue		92,478	112,708	113,656
Inter segment elimination				(156)
Total revenue		92,478	112,708	113,500
Segment profit (loss)		(29,903)	(65,781)	(85,682)
Unallocated corporate expenses
Finance income
Finance costs
Share of income of investments in an associate
Gain on disposal of a subsidiary
Other income
Other expense
Income before income tax expense
Depreciation of property and equipment		7,346	8,812	9,566
Unallocated depreciation of property and equipment
Investments in an associate
Capital expenditures		¥ 46,077	¥ 98,489	¥ 92,799